Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	AIM ETF Products Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001797318
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2024
(AllianzIM U.S. Large Cap Buffer10 Jun ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on May 31, 2024, following which each Fund will reset and commence a new Outcome Period beginning June 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or May 31, 2024. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Jun ETF	JUNT	June 1, 2024, to May 31, 2025	13.75% - 16.75% (before management fee) 13.01% - 16.01% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jun ETF	JUNW	June 1, 2024, to May 31, 2025	10.00% - 13.00% (before management fee) 9.26% - 12.26% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Large Cap Buffer20 Jun ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on May 31, 2024, following which each Fund will reset and commence a new Outcome Period beginning June 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or May 31, 2024. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Jun ETF	JUNT	June 1, 2024, to May 31, 2025	13.75% - 16.75% (before management fee) 13.01% - 16.01% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jun ETF	JUNW	June 1, 2024, to May 31, 2025	10.00% - 13.00% (before management fee) 9.26% - 12.26% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Jan. 24, 2024
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund will begin its initial Outcome Period on June 1, 2024, as shown in the table below. The Fund’s Cap is not determined until after the end of the last market day prior to the initial Outcome Period, or May 31, 2024.

As of the date of this Supplement, the Cap for the Fund for the initial Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	SIXD	June 1, 2024, to November 30, 2024	5.75% - 8.75% (before management fee) 5.38% - 8.38% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 25, 2024
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period.

The Fund will begin its initial Outcome Period on June 1, 2024, as shown in the table below. The Fund’s Spread is not determined until after the end of the last market day prior to the initial Outcome Period, or May 31, 2024.

As of the date of this Supplement, the Spread for the Fund for the initial Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Estimated Spread Range
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	JNEU	June 1, 2024, to May 31, 2025	2.25% - 3.25% (before management fee) 2.99% - 3.99% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Spread range provided here is based upon market conditions as of the date of this Supplement. The final Spread could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Spread is established.